Equity-Based Compensation - Summary of Activity for Restricted Stock Awards (Detail) (Restricted Stock [Member], USD $)	6 Months Ended
Jun. 30, 2013
Restricted Stock [Member]
Shares of Restricted Stock
Number of Restricted Shares, outstanding, Beginning Balance
Number of Restricted Shares, granted	20,000
Number of Restricted Shares, forfeited
Number of Restricted Shares, outstanding, Ending Balance	20,000
Number of Restricted Shares, vested
Number of Restricted Shares, expected to vest	20,000
Weighted Average Grant Date Fair Value, Beginning Balance
Weighted Average Grant Date Fair Value, granted	$ 23.26
Weighted Average Grant Date Fair Value, forfeited
Weighted Average Grant Date Fair Value, Ending Balance	$ 23.26
Weighted Average Grant Date Fair Value, vested
Weighted Average Grant Date Fair Value, expected to vest	$ 23.26